Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			4 Months Ended	6 Months Ended
	Jan. 14, 2015	Jun. 18, 2014	Apr. 16, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction
Common unitholders - units issued				20,505,000		20,505,000
Common unitholders - units offered		5,520,000
Subordinated unitholders - units issued				14,985,000		14,985,000
General Partner unitholders - units issued				35,526		35,526
Underwriting discounts and commissions		$ 4,700
Other offering costs		600
Distributions paid, Per unit	$ 0.4225		$ 0.4225
Proceeds from issuance of common units, net of commissions and expenses		120,500
Proceeds from issuance of general partners units		$ 126
Total distributions paid to all classes of unitholders	$ 15,000		$ 15,000	$ 30,053	$ 16,188
Distributions per unit declared - record date	Feb. 05, 2015		May 05, 2015
Distributions per unit declared - payment date	Feb. 12, 2015		May 12, 2015
Preferential deemed dividend				0	25,508
General Partner
Related Party Transaction
General Partner Interest in Dynagas LNG Partners LP		0.10%
General Partner Distributions				$ 64	$ 16
Dynagas GP LLC
Related Party Transaction
General Partner unitholders - units issued		5,526
Over-allotment
Related Party Transaction
Common unitholders - units offered		720,000